SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Estimated Useful Lives of Assets

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvements	Shorter of the estimated useful lives of the assets or the remaining lease term

Rollforward of Laboratory Services Goodwill

A rollforward of Laboratory Services goodwill is as follows:

Laboratory Services
Balance as of January 1, 2012	$34,701
Goodwill arising from acquisitions	(479)
Impairment recognized	(1,661)

Balance as of December 31, 2012	32,561
Goodwill exchange difference	24
Goodwill divested on deconsolidation of WuXiPRA	(1,498)

Balance as of December 31, 2013	31,087
Goodwill arising from acquisition	22,609
Goodwill exchange difference	(77)

Balance as of December 31, 2014	$53,619

Share Based Compensation

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2012	2013	2014
Cost of revenues	3,905	5,184	5,942
Selling and marketing expenses	231	168	371
General and administrative expenses	10,178	12,543	16,650

Total	14,314	17,895	22,963